Leases (Cash Paid for Amounts Included in Measurement of Lease Liabilities) (Detail) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Lessee Lease Disclosure [Line Items]
Operating cash flows for finance leases	$ 3
Operating cash flows for operating leases	89
Financing cash flows for finance leases	12
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating cash flows for operating leases	40
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Operating cash flows for operating leases	$ 10